Guarantees, commitments and risks - Expected payments for liabilities, trade and other payables (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt and derivatives
Guarantees, commitments and risks
Financial liabilities	€ 46,342	€ 33,332
Debt and derivatives | within 1 year
Guarantees, commitments and risks
Financial liabilities	18,033	7,003
Debt and derivatives | Later than one year and not later than two years
Guarantees, commitments and risks
Financial liabilities	5,030	2,137
Debt and derivatives | Later than two years and not later than three years
Guarantees, commitments and risks
Financial liabilities	2,898	3,985
Debt and derivatives | Later than three years and not later than four years
Guarantees, commitments and risks
Financial liabilities	3,124	2,541
Debt and derivatives | Later than four years and not later than five years
Guarantees, commitments and risks
Financial liabilities	4,414	3,143
Debt and derivatives | beyond 5 years
Guarantees, commitments and risks
Financial liabilities	12,843	14,523
Long-term debt and current portion of long-term debt
Guarantees, commitments and risks
Non-derivative financial liabilities	25,708	23,695
Long-term debt and current portion of long-term debt | within 1 year
Guarantees, commitments and risks
Non-derivative financial liabilities	1,903	1,697
Long-term debt and current portion of long-term debt | Later than one year and not later than two years
Guarantees, commitments and risks
Non-derivative financial liabilities	4,339	1,518
Long-term debt and current portion of long-term debt | Later than two years and not later than three years
Guarantees, commitments and risks
Non-derivative financial liabilities	2,272	3,469
Long-term debt and current portion of long-term debt | Later than three years and not later than four years
Guarantees, commitments and risks
Non-derivative financial liabilities	2,616	2,049
Long-term debt and current portion of long-term debt | Later than four years and not later than five years
Guarantees, commitments and risks
Non-derivative financial liabilities	3,910	2,730
Long-term debt and current portion of long-term debt | beyond 5 years
Guarantees, commitments and risks
Non-derivative financial liabilities	10,668	12,232
Short term debt
Guarantees, commitments and risks
Non-derivative financial liabilities	2,299	2,882
Short term debt | within 1 year
Guarantees, commitments and risks
Non-derivative financial liabilities	2,299	2,882
Long-term and current portion of long-term lease liabilities
Guarantees, commitments and risks
Non-derivative financial liabilities	5,309	4,984
Long-term and current portion of long-term lease liabilities | within 1 year
Guarantees, commitments and risks
Non-derivative financial liabilities	920	815
Long-term and current portion of long-term lease liabilities | Later than one year and not later than two years
Guarantees, commitments and risks
Non-derivative financial liabilities	688	593
Long-term and current portion of long-term lease liabilities | Later than two years and not later than three years
Guarantees, commitments and risks
Non-derivative financial liabilities	565	503
Long-term and current portion of long-term lease liabilities | Later than three years and not later than four years
Guarantees, commitments and risks
Non-derivative financial liabilities	508	442
Long-term and current portion of long-term lease liabilities | Later than four years and not later than five years
Guarantees, commitments and risks
Non-derivative financial liabilities	481	413
Long-term and current portion of long-term lease liabilities | beyond 5 years
Guarantees, commitments and risks
Non-derivative financial liabilities	2,147	2,218
Derivatives
Guarantees, commitments and risks
Derivative financial liabilities	13,026	1,771
Derivatives | within 1 year
Guarantees, commitments and risks
Derivative financial liabilities	12,911	1,609
Derivatives | Later than one year and not later than two years
Guarantees, commitments and risks
Derivative financial liabilities	3	26
Derivatives | Later than two years and not later than three years
Guarantees, commitments and risks
Derivative financial liabilities	61	13
Derivatives | Later than three years and not later than four years
Guarantees, commitments and risks
Derivative financial liabilities		50
Derivatives | Later than four years and not later than five years
Guarantees, commitments and risks
Derivative financial liabilities	23
Derivatives | beyond 5 years
Guarantees, commitments and risks
Derivative financial liabilities	28	73
Interest on finance debt and lease liabilities
Guarantees, commitments and risks
Non-derivative financial liabilities	4,636	5,218
Interest on finance debt and lease liabilities | within 1 year
Guarantees, commitments and risks
Non-derivative financial liabilities	757	797
Interest on finance debt and lease liabilities | Later than one year and not later than two years
Guarantees, commitments and risks
Non-derivative financial liabilities	709	725
Interest on finance debt and lease liabilities | Later than two years and not later than three years
Guarantees, commitments and risks
Non-derivative financial liabilities	600	680
Interest on finance debt and lease liabilities | Later than three years and not later than four years
Guarantees, commitments and risks
Non-derivative financial liabilities	543	579
Interest on finance debt and lease liabilities | Later than four years and not later than five years
Guarantees, commitments and risks
Non-derivative financial liabilities	441	525
Interest on finance debt and lease liabilities | beyond 5 years
Guarantees, commitments and risks
Non-derivative financial liabilities	1,586	1,912
Interest on finance debt
Guarantees, commitments and risks
Non-derivative financial liabilities	2,873	3,347
Interest on finance debt | within 1 year
Guarantees, commitments and risks
Non-derivative financial liabilities	475	502
Interest on finance debt | Later than one year and not later than two years
Guarantees, commitments and risks
Non-derivative financial liabilities	462	473
Interest on finance debt | Later than two years and not later than three years
Guarantees, commitments and risks
Non-derivative financial liabilities	386	461
Interest on finance debt | Later than three years and not later than four years
Guarantees, commitments and risks
Non-derivative financial liabilities	359	387
Interest on finance debt | Later than four years and not later than five years
Guarantees, commitments and risks
Non-derivative financial liabilities	286	360
Interest on finance debt | beyond 5 years
Guarantees, commitments and risks
Non-derivative financial liabilities	905	1,164
Interest on lease liabilities
Guarantees, commitments and risks
Non-derivative financial liabilities	1,763	1,871
Interest on lease liabilities | within 1 year
Guarantees, commitments and risks
Non-derivative financial liabilities	282	295
Interest on lease liabilities | Later than one year and not later than two years
Guarantees, commitments and risks
Non-derivative financial liabilities	247	252
Interest on lease liabilities | Later than two years and not later than three years
Guarantees, commitments and risks
Non-derivative financial liabilities	214	219
Interest on lease liabilities | Later than three years and not later than four years
Guarantees, commitments and risks
Non-derivative financial liabilities	184	192
Interest on lease liabilities | Later than four years and not later than five years
Guarantees, commitments and risks
Non-derivative financial liabilities	155	165
Interest on lease liabilities | beyond 5 years
Guarantees, commitments and risks
Non-derivative financial liabilities	681	748
Guarantees
Guarantees, commitments and risks
Non-derivative financial liabilities	1,599	1,072
Guarantees | within 1 year
Guarantees, commitments and risks
Non-derivative financial liabilities	€ 1,599	€ 1,072